Franchise arrangements	12 Months Ended
Dec. 31, 2023
Franchise Arrangements [Abstract]
Franchise arrangements	Franchise arrangements
Individual franchise arrangements generally include a lease, a license and provide for payment of initial franchise fees, as well as continuing rent and service fees (royalties) to the Company based upon a percentage of sales with minimum rent payments. The company’s franchisees are granted the right to operate a restaurant using the McDonald’s system and, in most cases, the use of a restaurant facility, generally for a period of 20 years. At the end of the 20-year franchise arrangement, the Company maintains control of the underlying real estate and building and can either enter into a new franchise arrangement with the existing franchisee or a different franchisee or close the restaurant. Franchisees pay related occupancy costs including property taxes, insurance and maintenance. Pursuant to the MFAs, the Company pays initial fees and continuing service fees for franchised restaurants to McDonald’s Corporation. Therefore, the margin for franchised restaurants is primarily comprised of rental income net of occupancy expenses (depreciation for owned property and equipment and/or rental expense for leased properties).

As of December 31, 2023 and 2022, net property and equipment under franchise arrangements totaled $109,642 and $98,067, respectively (including land for $27,160 and $25,213, respectively).

Revenues from franchised restaurants for fiscal years 2023, 2022 and 2021 consisted of:

	2023	2022	2021
Rent (i)	$193,518	$160,795	$115,418
Initial fees (ii)	417	401	321
Royalty fees (iii)	268	215	295
Total	$194,203	$161,411	$116,034

(i)Includes rental income of own buildings and subleases. As of December 31, 2023, 2022 and 2021 the subleases rental income amounted to $154,087, $132,327 and $97,756, respectively.
(ii)Presented net of initial fees owed to McDonald’s Corporation for $963, $1,012 and $739 in 2023, 2022 and 2021, respectively.
(iii)Presented net of royalties fees owed to McDonald’s Corporation for $71,667, $62,360 and $46,476 in 2023, 2022 and 2021, respectively.

As of December 31, 2023, future minimum rent payments due to the Company under existing franchised agreements are:

	Owned sites	Leased sites	Total
2024	$6,574	$63,690	$70,264
2025	5,061	57,963	63,024
2026	5,092	52,920	58,012
2027	4,953	47,366	52,319
2028	4,178	41,453	45,631
Thereafter	34,976	193,969	228,945
Total	$60,834	$457,361	$518,195